Income Taxes - Components of Income Taxes (Benefit) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Federal:
Current									$ 87,804	$ 57,173	$ 79,841
Deferred									(10,142)	21,961	3,244
Federal									77,662	79,134	83,085
State:
Current									4,991	3,600	6,636
Deferred									31	1,351	(518)
State									5,022	4,951	6,118
Total
Current									92,795	60,773	86,477
Deferred									(10,111)	23,312	2,726
Income taxes	$ 20,865	$ 21,239	$ 20,721	$ 19,859	$ 21,115	$ 22,154	$ 21,499	$ 19,317	$ 82,684	$ 84,085	$ 89,203